Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Commitments and contingencies

23. Commitments and contingencies

(a) Operating lease commitments

        The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

        Total office rental expenses under all operating leases were RMB6,361, RMB16,670 and RMB19,423 for the years ended December 31, 2011, 2012 and 2013, respectively.

        As of December 31, 2013, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB
2014	16,919
2015	15,809

32,728

(b) Capital commitment

        As of December 31, 2013, the Group did not have any capital commitment.

(c) Litigation

        The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which individually or in the aggregate is likely to have a material adverse effect on the Group's business, financial condition, results or operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2013.